Information on market risk and fair value of financial assets and liabilities (telecom activities) - Financial liabilities - Tabular disclosure (Details) € in Millions	Dec. 31, 2023 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	€ 245
Derivative (assets)	(923)
Other Comprehensive Income related to unmatured hedging instruments	(110)
Gross financial debt after derivatives	35,205
Trade payables	11,597
Total financial liabilities (including derivatives assets)	46,803
TDIRA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	643
Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	28,919
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	3,339
Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	411
Cash collateral received [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	586
NEU Commercial Paper [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,247
Bank Overdrafts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	234
Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	615
Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(1)
Derivative (assets)	(6)
Gross financial debt after derivatives	6,047
Trade payables	9,989
Total financial liabilities (including derivatives assets)	16,035
Future interests on financial lease liabilities	1,440
Not later than one year [member] | TDIRA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	10
Not later than one year [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	2,455
Not later than one year [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	825
Not later than one year [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	124
Not later than one year [member] | Cash collateral received [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	586
Not later than one year [member] | NEU Commercial Paper [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,254
Not later than one year [member] | Bank Overdrafts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	234
Not later than one year [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	562
Later than one year and not later than two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(27)
Derivative (assets)	(80)
Gross financial debt after derivatives	3,395
Trade payables	193
Total financial liabilities (including derivatives assets)	3,588
Future interests on financial lease liabilities	933
Later than one year and not later than two years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	2,440
Later than one year and not later than two years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	895
Later than one year and not later than two years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	108
Later than one year and not later than two years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	5
Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(12)
Derivative (assets)	(6)
Gross financial debt after derivatives	2,188
Trade payables	149
Total financial liabilities (including derivatives assets)	2,337
Future interests on financial lease liabilities	816
Later than two years and not later than three years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,596
Later than two years and not later than three years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	489
Later than two years and not later than three years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	91
Later than two years and not later than three years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	5
Later than three years and not later than four years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (assets)	(6)
Gross financial debt after derivatives	2,590
Trade payables	188
Total financial liabilities (including derivatives assets)	2,778
Future interests on financial lease liabilities	905
Later than three years and not later than four years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	2,031
Later than three years and not later than four years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	490
Later than three years and not later than four years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	70
Later than three years and not later than four years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	5
Later than four years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(20)
Derivative (assets)	(6)
Gross financial debt after derivatives	1,843
Trade payables	590
Total financial liabilities (including derivatives assets)	2,433
Future interests on financial lease liabilities	807
Later than four years and not later than five years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,697
Later than four years and not later than five years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	116
Later than four years and not later than five years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	17
Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(3)
Derivative (assets)	(652)
Gross financial debt after derivatives	18,772
Trade payables	488
Total financial liabilities (including derivatives assets)	19,260
Future interests on financial lease liabilities	4,128
Later than five years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	18,848
Later than five years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	536
Later than five years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	38
Undefined maturity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross financial debt after derivatives	466
Total financial liabilities (including derivatives assets)	466
Undefined maturity [member] | TDIRA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	633
Undefined maturity [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	(147)
Undefined maturity [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	(13)
Undefined maturity [member] | NEU Commercial Paper [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	€ (7)